Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 772,502	$ 431,159
Accounts receivable, trade, net of a reserve for doubtful accounts of $169 and $484, respectively	359,237	467,527
Inventories	547,538	629,237
Prepaid expenses	73,213	88,415
Other current assets	169,728	152,125
Total current assets	1,922,218	1,768,463
Restricted cash	69,106	167,009
Equity method investment	97,513	96,080
Property, plant and equipment, net	2,305,171	2,153,189
Goodwill	1,289,443	1,289,443
Intangible assets, net	84,945	85,952
Other assets, net	64,997	82,050
Total assets	5,833,393	5,642,186
Current liabilities:
Accounts payable	553,957	681,803
Accrued liabilities	248,395	268,449
Current portion of long-term debt	5,500	5,500
Total current liabilities	807,852	955,752
Long-term debt, less current portion	1,644,894	1,474,665
Lease financing obligation	53,232	27,489
Deferred income tax liability, net	312,914	354,809
Other liabilities	68,595	41,827
Total long-term liabilities	2,079,635	1,898,790
Commitments and contingencies
Equity:
Common stock, par value $0.01, 240,000,000 shares authorized; 102,773,705 and 102,642,540 shares issued, respectively	1,028	1,026
Preferred stock, par value $0.01, 10,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	492,848	487,748
Retained earnings	1,167,938	890,393
Accumulated other comprehensive income (loss), net of tax	651	(1,291)
Treasury stock, 9,089,623 and 6,441,883 shares, respectively at cost	(363,168)	(258,168)
Total Western shareholders' equity	1,299,297	1,119,708
Non-controlling interest	1,646,609	1,667,936
Total equity	2,945,906	2,787,644
Total liabilities and equity	$ 5,833,393	$ 5,642,186